UNITED STATES
                                  SECURITIES AND EXCHANGE COMMISSION
                                     Washington,  D.C.    20549

                                                FORM 13-F

                                     FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:                   12-31-11

Check here if Amendment  [   ] ;  Amendment Number:
  This Amendment (Check only one.):          [   ]  is a restatement.
                                             [   ]  adds new holdings
                                                     entries

Institutional Investment Manager Filing this Report:

Name:              J. V. BRUNI AND COMPANY
Address:           1528 N. Tejon Street
                   Colorado Springs, CO  80907

Form 13F File Number:        28-7478

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Jerome V. Bruni
Title:           President
Phone:          (719) 575-9880

Signature, Place, and Date of Signing:

Jerome V. Bruni                 Colorado Springs, Colorado            02-07-12

Report Type (Check only one.):

[ x ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                     0

Form 13F Information Table Entry Total:	                              39

Form 13F Information Table Value Total:                          369,039
                                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                      FORM 13F INFORMATION TABLE

                                                                  SHRS OR
                                                                  PRN AMT;
                               TITLE                              SH/PRN;
        NAME OF ISSUE        OF CLASS        CUSIP     (X$1000)   PUT/CALL    DISCRETION MANAGERS      VOTING AUTHORITY
                                                                                                    SOLE   SHARED  NONE
Affiliated Managers Group         Com       008252108  15,128     157,669SH     SOLE      N/A       130,314  0   27,355
American Cap Ltd                  Com       02503Y103   1,384     205,617SH     SOLE      N/A       145,801  0   59,816
Ares Cap Corp                     Com       04010L103  16,870   1,091,931SH     SOLE      N/A       907,741  0  184,190
Berkshire Hathaway Inc Del     Cl B New     084670702  17,511     229,506SH     SOLE      N/A       191,136  0   38,370
Best Buy Inc                      Com       086516101   7,160     306,382SH     SOLE      N/A       252,882  0   53,500
Brookfield Asset Mgmt Inc    Cl A Ltd Vt Sh 112585104  15,989     581,855SH     SOLE      N/A       481,785  0  100,070
BT Group PLC                      Adr       05577E101  11,959     403,491SH     SOLE      N/A       331,971  0   71,520
Canadian Natl Ry Co               Com       136375102  14,533     184,989SH     SOLE      N/A       152,759  0   32,230
Cemex Sab De Cv              Spon ADR New   151290889   2,887     535,582SH     SOLE      N/A       443,814  0   91,768
Darden Restaurants Inc            Com       237194105   3,109      68,210SH     SOLE      N/A        57,330  0   10,880
Exxon Mobile Corp                 Com       30231G102   5,255      62,001SH     SOLE      N/A        52,517  0    9,484
General Growth Pptys Inc Ne       Com       370023103   6,217     413,915SH     SOLE      N/A       346,564  0   67,351
HCC Ins Hldgs Inc                 Com       404132102  19,513     709,563SH     SOLE      N/A       589,503  0  120,060
Helmerich & Payne Inc             Com       423452101  11,744     201,235SH     SOLE      N/A       163,895  0   37,340
Howard Hughes Corp                Com       44267D107     411       9,308SH     SOLE      N/A         6,529  0    2,779
Johnson Ctls Inc                  Com       478366107   8,970     286,935SH     SOLE      N/A       237,155  0   49,780
Johnson & Johnson                 Com       478160104  11,338     172,888SH     SOLE      N/A       144,248  0   28,640
JP Morgan Chase & Co              Com       46625H100  13,704     412,153SH     SOLE      N/A       342,548  0   69,605
Kinder Morgan Inc Del             Com       49456B101  18,466     574,011SH     SOLE      N/A       478,621  0   95,390
Level 3 Communications Inc      Com New     52729N308   7,219     424,895SH     SOLE      N/A       347,930  0   76,965
Lockheed Martin Corp              Com       539830109  10,443     129,085SH     SOLE      N/A       107,219  0   21,866
Markel Corp                       Com       570535104   6,869      16,564SH     SOLE      N/A        13,778  0    2,786
Medtronic Inc                     Com       585055106   1,160      30,318SH     SOLE      N/A        26,508  0    3,810
Meredith Corp                     Com       589433101   6,031     184,714SH     SOLE      N/A       152,514  0   32,200
NextEra Energy Inc                Com       65339F101   2,097      34,448SH     SOLE      N/A        27,478  0    6,970
Nucor Corp                        Com       670346105     576      14,547SH     SOLE      N/A        11,907  0    2,640
Posco                        Sponsored ADR  693483109   8,698     105,938SH     SOLE      N/A        87,124  0   18,814
Radian Group Inc                  Com       750236101   3,688   1,576,096SH     SOLE      N/A     1,286,236  0  289,860
Reliance Steel & Aluminum C       Com       759509102  15,241     313,026SH     SOLE      N/A       258,826  0   54,200
Sprint Nextel Corp             Com Ser 1    852061100   3,820   1,632,465SH     SOLE      N/A     1,341,295  0  291,170
Sysco Corp                        Com       871829107   2,645      90,191SH     SOLE      N/A        75,961  0   14,230
Taiwan Semiconductor Mfg L   Sponsored ADR  874039100  12,983   1,005,677SH     SOLE      N/A       835,340  0  170,337
TEVA Pharmaceutical Inds Lt       Adr       881624209  14,588     361,449SH     SOLE      N/A       302,349  0   59,100
Texas Instrs Inc                  Com       882508104   9,588     329,365SH     SOLE      N/A       270,905  0   58,460
TJX Cos Inc New                   Com       872540109  16,157     250,297SH     SOLE      N/A       204,881  0   45,416
United Technologies Corp          Com       913017109  13,575     185,727SH     SOLE      N/A       154,207  0   31,520
Vanguard Bd Index Fd Inc     Total Bnd Mrkt 921937835     456       5,460SH     SOLE      N/A         1,850  0    3,610
Wal Mart Stores Inc               Com       931142103  15,441     258,388SH     SOLE      N/A       213,653  0   44,735
Wells Fargo & Co New              Com       949746101  15,616     566,620SH     SOLE      N/A       468,130  0   98,490

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